Note 12 - Deposits and Prepayments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Deposits and prepayment balances	$ 1,500,000	$ 1,200,000
NVPURE
Refund of deposit	300,000
LSU
Proceeds from Other Deposits	$ 300,000